Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition
Schedule of consideration allocation on the acquisition date based on fair value of the assets acquired and the liabilities assumed

Major acquisition in 2020

In 2020, the Group acquired an additional 33.1% equity interest of a previously held equity investment with total cash consideration of RMB168.3 million. Upon the acquisition, the Group increased its equity interest in this investment from 30.0% to 63.1%, and accounted for it as a consolidated subsidiary of the Group. A gain of RMB130.1 million in relation to the revaluation of the previously held equity interests was recorded in “Investment income/(losses), net” in the consolidated statements of operations and comprehensive income for the year ended December 31, 2020.

Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):

Amounts
RMB
Net assets acquired (i)	16,440
Amortizable intangible assets (ii)
Trademark	59,300
Developed technology	182,200
Deferred tax liabilities	(60,375)
Goodwill	311,109
Noncontrolling interests	(187,762)
Total	320,912
(i)	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
(ii)	Trademark and Developed technology acquired in the acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.

Acquisition in 2021

In 2021, the Group completed several acquisitions to complete its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. The Group’s acquisitions in 2021 are summarized in the following table (in thousands):

Amounts
RMB
Net assets acquired	76,132
Amortizable intangible assets (i)
Trademark	64,662
Other identified intangible assets	13,750
Deferred tax liabilities	(13,293)
Goodwill	276,463
Redeemable noncontrolling interests	(106,368)
Total	311,346
(i)

Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”, of which impairment loss of RMB56.8 million for the year ended December 31, 2021 was recognised.